UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F


                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment |_|; Amendment Number: _____
   This Amendment (Check only one.):  |_| is a restatement.
                                      |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:                  Alpine Investment Management, LLC

   Address:               8000 Maryland Avenue, Suite 700
                          St. Louis, MO 63105

   Form 13F File Number:  028-14059

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

   Name:                  Nick Tompras

   Title:                 President

   Phone:                 314-932-7600


   Signature, Place, and Date of Signing:

     /s/ Nick Tompras            St. Louis, MO               05/12/2011
     ----------------------      ---------------             ----------
     (Signature)                 (City, State)                (Date)


Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                   FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                       0

Form 13F Information Table Entry Total:                 26

Form 13F Information Value Total (thousands):     $113,914

List of Other Included Managers: NONE

                         Form 13F-HR Information Table

                              TITLE OF                      VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER                  CLASS           CUSIP      (X$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE    SHARED  NONE
--------------                  -----           -----      --------  -------  ---  ----  ----------  --------  ----    ------  ----
ALLEGHANY CORP DEL         COM                017175 10 0    3397     10264   SH            Sole                10264
BERKSHIRE HATHAWAY
   INC DEL                 COM                084670 10 8     251         2   SH            Sole                    2
BERKSHIRE HATHAWAY
   INC DEL                 CL B NEW           084670 70 2    7563     90439   SH            Sole                90439
CALAMOS ASSET MGMT INC     CL A               12811R 10 4    7750    467175   SH            Sole               467175
CNA SURETY CORP            COM                12612L 10 8    3684    145834   SH            Sole               145834
COLGATE PALMOLIVE CO       COM                194162 10 3     230      2856   SH            Sole                 2856
D S T SYSTEMS INC          COM                233326 10 7    6446    122035   SH            Sole               122035
DELL INC                   COM                24702R 10 1    6631    457000   SH            Sole               457000
DIAGEO P L C               SPON ADR NEW       25243Q 20 5    4097     53755   SH            Sole                53755
EATON CORPORATION          COM                278058 10 2     200      3616   SH            Sole                 3616
HARLEY DAVIDSON INC        COM                412822 10 8    5734    134947   SH            Sole               134947
HOME DEPOT INC             COM                437076 10 2    6536    176350   SH            Sole               176350
ILLINOIS TOOL WKS INC      COM                452308 10 9    7287    135645   SH            Sole               135645
J P MORGAN CHASE & CO      COM                46625H 10 0    6188    134232   SH            Sole               134232
JOHNSON & JOHNSON          COM                478160 10 4    7954    134247   SH            Sole               134247
L S B INDUSTRIES INC       COM                502160 10 4     218      5500   SH            Sole                 5500
LOCKHEED MARTIN CORP       COM                539830 10 9    8044    100052   SH            Sole               100052
MAGNA INTL INC             COM                559222 40 1    4704     98185   SH            Sole                98185
MERCK & CO INC NEW         COM                58933Y 10 5    6666    201924   SH            Sole               201924
NYSE EURONEXT              COM                629491 10 1    6489    184512   SH            Sole               184512
PFIZER INC                 COM                717081 10 3     203      9997   SH            Sole                 9997
PHARMACEUTICAL HLDRS TR    DEPOSITRY RCPT     71712A 20 6    6740    101950   SH            Sole               101950
VANGUARD INDEX FDS         COM                922908 76 9     593      8624   SH            Sole                 8624
WAL MART STORES INC        COM                931142 10 3    6309    121218   SH            Sole               121218